Note 4 - Loans And Related Allowance For Loan Losses	12 Months Ended
Dec. 31, 2012
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
4.  LOANS AND RELATED ALLOWANCE FOR LOAN LOSSES

Major classifications of loans at December 31 are summarized as follows (in thousands):

	2012	2011

Commercial and industrial	$62,188	$59,185
Real estate - construction	22,522	21,545
Real estate - mortgage:
Residential	203,872	208,139
Commercial	115,734	108,502
Consumer installment	4,117	4,509
	408,433	401,880
Less allowance for loan losses	(7,779)	(6,819)

Net loans	$400,654	$395,061

The Company’s primary business activity is with customers located within its local trade area, eastern Geauga County, and contiguous counties to the north, east, and south.  The Company also serves the central Ohio market with offices in Dublin and Westerville, Ohio.  Commercial, residential, consumer, and agricultural loans are granted.  Although the Company has a diversified loan portfolio at December 31, 2012 and 2011, loans outstanding to individuals and businesses are dependent upon the local economic conditions in its immediate trade area.

The following table summarizes the primary segments of the loan portfolio and the allowance for loan losses as of December 31, 2012 and 2011 (in thousands):

			Real Estate- Mortgage
December 31, 2012	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Loans:
Individually evaluated for impairment	$4,592	$3,993	$5,761	$6,914	$28	$21,288
Collectively evaluated for impairment	57,596	18,529	198,111	108,820	4,089	387,145
Total loans	$62,188	$22,522	$203,872	$115,734	$4,117	$408,433

			Real estate- Mortgage
December 31, 2011	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Loans:
Individually evaluated for impairment	$4,492	$867	$4,882	$6,491	$-	$16,732
Collectively evaluated for impairment	54,693	20,678	203,257	102,011	4,509	385,148
Total loans	$59,185	$21,545	$208,139	$108,502	$4,509	$401,880

			Real Estate- Mortgage
December 31, 2012	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$1,189	$933	$600	$960	$6	$3,688
Collectively evaluated for impairment	543	190	2,272	1,031	55	4,091
Total ending allowance balance	$1,732	$1,123	$2,872	$1,991	$61	$7,779

			Real Estate- Mortgage
December 31, 2011	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$595	$237	$685	$185	$-	$1,702
Collectively evaluated for impairment	701	201	3,046	1,121	48	5,117
Total ending allowance balance	$1,296	$438	$3,731	$1,306	$48	$6,819

The Company’s loan portfolio is segmented to a level that allows management to monitor risk and performance.  The portfolio is segmented into Commercial and Industrial (“C & I”), Real Estate Construction, Real Estate – Mortgage, which is further segmented into Residential and Commercial real estate, and Consumer Installment Loans.  The C&I loan segment consists of loans made for the purpose of financing the activities of commercial customers.  The residential mortgage loan segment consists of loans made for the purpose of financing the activities of residential homeowners.  The commercial mortgage loan segment consists of loans made for the purposed of financing the activities of commercial real estate owners and operators. The consumer loan segment consists primarily of installment loans and overdraft lines of credit connected with customer deposit accounts.

Management evaluates individual loans in all of the commercial segments for possible impairment if the loan is greater than $150,000 and if the loan is either in nonaccrual status or is risk-rated Substandard and is greater than 90 days past due.  Loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.  Factors considered by management in evaluating impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.  The Company does not separately evaluate individual consumer and residential mortgage loans for impairment, unless such loans are part of a larger relationship that is impaired.  All TDRs are evaluated for possible impairment, irrespective of risk rating or category.

Once the determination has been made that a loan is impaired, the determination of whether a specific allocation of the allowance is necessary is measured by comparing the recorded investment in the loan with the fair value of the loan using one of three methods:  (a) the present value of expected future cash flows discounted at the loan’s effective interest rate; (b) the loan’s observable market price; or (c) the fair value of the collateral less selling costs.  The method is selected on a loan-by-loan basis, with management primarily utilizing the fair value of collateral method.  The evaluation of the need and amount of a specific allocation of the allowance and whether a loan can be removed from impairment status is made on a quarterly basis.  The Company’s policy for recognizing interest income on impaired loans does not differ from its overall policy for interest recognition.

The following tables present impaired loans by class, segregated by those for which a specific allowance was required and those for which a specific allowance was not necessary (in thousands):

December 31, 2012

Impaired Loans
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial and industrial	$1,230	$1,229	$-
Real estate - construction	308	308	-
Real estate - mortgage:
Residential	2,716	2,729	-
Commercial	4,143	4,164	-
Consumer installment	11	11	-
Total	$8,408	$8,441	$-

With an allowance recorded:
Commercial and industrial	$3,362	$3,367	$1,189
Real estate - construction	3,685	3,685	933
Real estate - mortgage:
Residential	3,045	3,054	600
Commercial	2,771	2,776	960
Consumer installment	17	17	6
Total	$12,880	$12,899	$3,688

Total:
Commercial and industrial	$4,592	$4,596	$1,189
Real estate - construction	3,993	3,993	933
Real estate - mortgage:
Residential	5,761	5,783	600
Commercial	6,914	6,940	960
Consumer installment	28	28	6
Total	$21,288	$21,340	$3,688

Impaired Loans
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial and industrial	$1,172	$1,172	$-
Real estate - construction	4,250	4,250	-
Real estate - mortgage:
Residential	3,188	3,193	-
Commercial	2,528	2,536	-
Consumer installment	24	24	-
Total	$11,162	$11,175	$-

With an allowance recorded:
Commercial and industrial	$465	$465	$196
Real estate - construction	271	271	125
Real estate - mortgage:
Residential	-	-	-
Commercial	2,555	2,560	551
Total	$3,291	$3,296	$872

Total:
Commercial and industrial	$1,637	$1,637	$196
Real estate - construction	4,521	4,521	125
Real estate - mortgage:
Residential	3,188	3,193	-
Commercial	5,083	5,096	551
Consumer installment	24	24	-
Total	$14,453	$14,471	$872

The table above includes troubled debt restructuring totaling $4.6 million and $10.0 million as of December 31, 2012 and 2011, respectively.

	As of December 31, 2012		As of December 31, 2011		As of December 31, 2010

	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Total:
Commercial and industrial	$2,776	$348	$1,637	$58	$3,149	$13
Real estate - construction	2,798	156	4,521	216	618	1
Real estate - mortgage:
Residential	4,263	338	3,188	157	594	-
Commercial	4,717	543	5,083	97	3,320	69
Consumer installment	27	3	24	2	-	-

	Modifications As of December 31, 2012
				Pre-Modification
	Number of Contracts			Outstanding
Troubled Debt Restructurings	Rate Forgiveness	Other	Total	Recorded Investment
Commercial and industrial	1	12	13	$489
Real estate- construction:	-	-	-	-
Real estate- mortgage:
Residential	2	7	9	921
Commercial	-	1	1	156
Consumer Installment	-	2	2	11

Troubled Debt Restructurings subsequently defaulted	Number of Contracts	Recorded Investment

Commercial and industrial	6	$256
Real estate- construction:	1	3,622
Real estate- mortgage:
Residential	2	89
Commercial	-	-
Consumer Installment	1	5

	Modifications As of December 31, 2011
				Pre-Modification
	Number of Contracts			Outstanding
Troubled Debt Restructurings	Rate Forgiveness	Other	Total	Recorded Investment
Commercial and industrial	-	8	8	$586
Real estate- construction:	-	2	2	3,883
Real estate- mortgage:
Residential	-	10	10	1,639
Commercial	-	2	2	1,625
Consumer Installment	-	2	2	24

Troubled Debt Restructurings subsequently defaulted	Number of Contracts	Recorded Investment
Commercial and industrial	3	$134
Real estate- construction:	-	-
Real estate- mortgage:
Residential	-	-
Commercial	-	-
Consumer Installment	2	28

	Modifications As of December 31, 2010
				Pre-Modification
	Number of Contracts			Outstanding
Troubled Debt Restructurings	Rate Forgiveness	Other	Total	Recorded Investment
Commercial and industrial	-	7	7	$668
Real estate- mortgage:
Residential	-	8	8	1,230
Commercial	-	3	3	2,025
Consumer Installment	-	3	3	43

Troubled Debt Restructurings subsequently defaulted	Number of Contracts	Recorded Investment
Commercial and industrial	2	$174
Real estate- mortgage:
Residential	3	203
Commercial	-	-
Consumer Installment	-	-

Management uses a nine-point internal risk-rating system to monitor the credit quality of the overall loan portfolio. The first five categories are considered not criticized and are aggregated as Pass-rated. The criticized rating categories utilized by management generally follow bank regulatory definitions. The Special Mention category includes assets that are currently protected but are potentially weak, resulting in an undue and unwarranted credit risk, but not to the point of justifying a Substandard classification.  Loans in the Substandard category have well-defined weaknesses that jeopardize the liquidation of the debt and have a distinct possibility that some loss will be sustained if the weaknesses are not corrected.  All loans greater than 90 days past due are considered Substandard.   Any portion of a loan that has been charged off is placed in the Loss category.

To help ensure that risk ratings are accurate and reflect the present and future capacity of borrowers to repay a loan as agreed, the Company has a structured loan-rating process with several layers of internal and external oversight.  Generally, consumer and residential mortgage loans are included in the Pass categories unless a specific action, such as bankruptcy, repossession, or death, occurs to raise awareness of a possible credit event.  The Company’s Commercial Loan Officers are responsible for the timely and accurate risk rating of the loans in their portfolios at origination and on an ongoing basis.  The Credit Department performs an annual review of all commercial relationships $200,000 or greater.  Confirmation of the appropriate risk grade is included in the review on an ongoing basis.  The Company has an experienced Loan Review Department that continually reviews and assesses loans within the portfolio.  The Company engages an external consultant to conduct loan reviews on a semiannual basis. Generally, the external consultant reviews commercial relationships greater than $250,000 and/or criticized relationships greater than $125,000.  Detailed reviews, including plans for resolution, are performed on loans classified as Substandard on a quarterly basis.  Loans in the Special Mention and Substandard categories that are collectively evaluated for impairment are given separate consideration in the determination of the allowance.

The following table presents the classes of the loan portfolio summarized by the aggregate Pass rating and the criticized categories of Special Mention, Substandard, and Doubtful within the internal risk rating system as of December 31, 2012 and 2011 (in thousands):

	Pass	Special Mention	Substandard	Doubtful	Total Loans
December 31, 2012

Commercial and industrial	$59,390	$678	$2,061	$59	$62,188
Real estate - construction	17,601	-	4,921	-	22,522
Real estate - mortgage:
Residential	190,967	758	12,147	-	203,872
Commercial	106,509	1,928	7,297	-	115,734
Consumer installment	4,084	-	33	-	4,117
Total	$378,551	$3,364	$26,459	$59	$408,433

December 31, 2011	Pass	Special Mention	Substandard	Doubtful	Total Loans

Commercial and industrial	$53,645	$1,104	$4,363	$73	$59,185
Real estate - construction	20,883	-	662	-	21,545
Real estate - mortgage:
Residential	192,534	1,100	14,505	-	208,139
Commercial	100,536	443	7,523	-	108,502
Consumer installment	4,495	6	8	-	4,509
Total	$372,093	$2,653	$27,061	$73	$401,880

Management further monitors the performance and credit quality of the loan portfolio by analyzing the age of the portfolio as determined by the length of time a recorded payment is past due.  The following table presents the classes of the loan portfolio summarized by the aging categories of performing loans and nonaccrual loans as of December 31, 2012 and 2011 (in thousands):

		Still Accruing
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days+ Past Due	Total Past Due	Non- Accrual	Total Loans
December 31, 2012

Commercial and industrial	$60,428	$441	$63	$348	$852	$908	$62,188
Real estate - construction	22,158	-	-	-	-	364	22,522
Real estate - mortgage:
Residential	191,349	2,614	1,401	90	4,105	8,418	203,872
Commercial	113,023	509	97	-	606	2,105	115,734
Consumer installment	4,074	25	-	-	25	18	4,117
Total	$391,032	$3,589	$1,561	$438	$5,588	$11,813	$408,433

		Still Accruing
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days+ Past Due	Total Past Due	Non- Accrual	Total Loans
December 31, 2011

Commercial and industrial	$57,291	$258	$16	$44	$318	$1,576	$59,185
Real estate - construction	20,862	20	-	-	20	663	21,545
Real estate - mortgage:
Residential	193,732	2,624	863	275	3,762	10,645	208,139
Commercial	104,086	83	412	-	495	3,921	108,502
Consumer installment	4,408	60	41	-	101	-	4,509
Total	$380,379	$3,045	$1,332	$319	$4,696	$16,805	$401,880

Interest income that would have been recorded had these loans not been placed on nonaccrual status was $756,000 in 2012; $859,000 in 2011; and $470,000 in 2010.

An allowance for loan losses (“ALL”) is maintained to absorb losses from the loan portfolio.  The ALL is based on management’s continuing evaluation of the risk characteristics and credit quality of the loan portfolio, assessment of current economic conditions, diversification and size of the portfolio, adequacy of collateral, past and anticipated loss experience, and the amount of non-performing loans.

The Company’s methodology for determining the ALL is based on the requirements of ASC Section 310-10-35 for loans individually evaluated for impairment (discussed above) and ASC Subtopic 450-20 for loans collectively evaluated for impairment, as well as the Interagency Policy Statement on the Allowance for Loan and Lease Losses and other bank regulatory guidance.   The total of the two components represents the Company’s ALL.

Loans that are collectively evaluated for impairment are analyzed, with general allowances being made as appropriate.  For general allowances, historical loss trends are used in the estimation of losses in the current portfolio.  These historical loss amounts are modified by other qualitative factors.

The classes described above, which are based on the purpose code assigned to each loan, provide the starting point for the ALL analysis.  Management tracks the historical net charge-off activity at the purpose code level.  A historical charge-off factor is calculated utilizing the last four consecutive quarters.

Management has identified a number of additional qualitative factors which it uses to supplement the historical charge-off factor, because these factors are likely to cause estimated credit losses associated with the existing loan pools to differ from historical loss experience.  The additional factors that are evaluated quarterly and updated using information obtained from internal, regulatory, and governmental sources are: national and local economic trends and conditions; levels of and trends in delinquency rates and non-accrual loans; trends in volumes and terms of loans; effects of changes in lending policies; experience, ability, and depth of lending staff; value of underlying collateral; and concentrations of credit from a loan type, industry, and/or geographic standpoint.

Management reviews the loan portfolio on a quarterly basis using a defined, consistently applied process in order to make appropriate and timely adjustments to the ALL.  When information confirms all or part of specific loans to be uncollectible, these amounts are promptly charged off against the ALL.

The following tables summarize the primary segments of the loan portfolio (in thousands):

	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALL balance at December 31, 2011	$1,296	$438	$3,731	$1,306	$48	$6,819
Charge-offs	(230)	(135)	(785)	(123)	(64)	(1,337)
Recoveries	71	-	31	-	27	129
Provision	595	820	(105)	808	50	2,168
ALL balance at December 31, 2012	$1,732	$1,123	$2,872	$1,991	$61	$7,779

	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALL balance at December 31, 2010	$1,234	$356	$3,392	$1,143	$96	$6,221
Charge-offs	(568)	(6)	(1,862)	(265)	(11)	(2,712)
Recoveries	76	-	122	-	27	225
Provision	554	88	2,079	428	(64)	3,085
ALL balance at December 31, 2011	$1,296	$438	$3,731	$1,306	$48	$6,819

	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALL balance at December 31, 2009	$864	$-	$2,816	$1,198	$59	$4,937
Charge-offs	(450)	-	(1,433)	(428)	(59)	(2,370)
Recoveries	40	-	-	-	34	74
Provision	780	356	2,009	373	62	3,580
ALL balance at December 31, 2010	$1,234	$356	$3,392	$1,143	$96	$6,221